FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Investments in loans and securities (Notes)	$—	$90,425	$—	$90,425
Investments in loans and securities (Certificates and Other loans and receivables)	—	—	626,368	626,368
Liabilities:
Warrant liability	$2,106	$1,136	$—	$3,242

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$909	$490	$—	$1,400

Schedule Of Class Of Warrant Or Right Outstanding
The following tables summarize the Warrant liability activity for the year ended December 31, 2023, 2022 and 2021 (in thousands):

Balance as of December 31, 2020	$2,471
Exercise of Series B warrants	(22,012)
Exercise of Series D warrants	(6,009)
Change in fair value	53,019
Balance as of December 31, 2021	$27,469
Assumed warrants in connection with the Merger(1)	5,594
Change in fair value	(11,088)
Reclassification(2)	(20,575)
Balance as of December 31, 2022	$1,400
Change in fair value	1,842
Balance as of December 31, 2023	$3,242
(1) See Note 3 for additional information.
(2) In connection with the EJFA Merger, the liability-classified warrants were reclassified to equity-classified warrants.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the activity related to the fair value of the investments in loans and securities available for sale for the year ended December 31, 2023 (in thousands):

Year Ended December 31, 2023
Balance as of December 31, 2022	$—
Transfer from held-to-maturity to available for sale at fair value	480,437
Additions	566,173
Cash received	(172,061)
In-kind distributions	(14,785)
Change in fair value	(8,461)
Credit-related impairment loss	(134,510)
Balance as of December 31, 2023	$716,793

Fair Value Measurement Inputs and Valuation Techniques
The following tables present quantitative information about the significant unobservable inputs used for our Level 3 fair value measurement of the loans and securities as of December 31, 2023:

	December 31, 2023
Unobservable Input	Minimum	Maximum	Weighted Average
Discount rate	8.0%	15.0%	15.0%
Loss rate	4.9%	31.0%	15.7%
Prepayment rate	4.0%	40.0%	9.9%

Fair Value Measurements, Nonrecurring
The below tables contain information about assets that are not measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$222,541	$222,541	$—	$—	$222,541
Fees and other receivables	113,707	—	113,707	—	113,707
Total assets	$336,248	$222,541	$113,707	$—	$336,248

	December 31, 2022
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$337,076	$337,076	$—	$—	$337,076
Investments in loans and securities, held-to-maturity	463,976	—	—	480,437	480,437
Fees and other receivables	97,993	—	97,993	—	97,993
Total assets	$899,045	$337,076	$97,993	$480,437	$915,506